Provisions - Summary of Provisions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	₩ 818,491	₩ 729,489	₩ 588,118
Other provisions current	360,337	298,453
Others [member]
Disclosure of other provisions [line items]
Other provisions	352,607	313,460	₩ 249,957
Other provisions current	262,471	213,737
Others [member] | POSCO ENERGY and Korea Fuel Cell [member]
Disclosure of other provisions [line items]
Other provisions	178,959	200,407
Lawsuits provision [member]
Disclosure of other provisions [line items]
Other provisions	54,228	₩ 50,888
Emission of greenhouse gases [member]
Disclosure of other provisions [line items]
Other provisions current	50,965
Land [member] | Gangneung province [member]
Disclosure of other provisions [line items]
Other provisions	₩ 22,725
Land [member] | Gangneung province [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	1.74%
Land [member] | Gangneung province [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	1.84%
Land [member] | Pohang work [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	1.74%
Land [member] | Pohang work [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	1.84%